Debt Short-term Financing (Details) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2012 Short-term Credit Facility [Member]	Dec. 31, 2012 U.S. Commercial Paper Program [Member]	Dec. 31, 2012 U.S. Commercial Paper Program [Member] Weighted Average [Member]	Dec. 31, 2012 Other Debt [Member]	Dec. 31, 2011 Other Debt [Member]
Short-term Financing [Line Items]
Short-term Borrowings							$ 91,700,000	$ 917,100,000
Short-term Borrowings, Weighted Average Interest Rate							1.01%	0.51%
Line of Credit Facility, Remaining Borrowing Capacity							57,900,000
Interest Rate at Period End						0.44%
Maximum Period to Maturity Allowed Under Program					397 days
Principal Outstanding	7,104,800,000	6,985,000,000			50,000,000
Short-term Debt, Period to Maturity						10 days
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	2,000,000,000		1,000,000,000	500,000,000
Line of Credit Facility, Expiration Date			Apr. 11, 2017	Apr. 10, 2013
Line of Credit Facility, Optional Increase in Maximum Capacity			500,000,000
Line of Credit Facility, Covenant, Maximum Consolidated Total Leverage Ratio of Debt to EBITDA	3.5
Letters of Credit Outstanding, Amount			50,000,000
Line of Credit Facility, Amount Outstanding			$ 0	$ 0